PUBLIC OFFERING	12 Months Ended
Dec. 31, 2021
PUBLIC OFFERING [Abstract]
PUBLIC OFFERING
NOTE 3. PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 20,000,000 Units, which includes a partial exercise by the underwriters of their overallotment option in the amount of 2,500,000 Units, at a price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 8).